SCHEDULE OF CASH AND RESTRICTED CASH (Details) (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash	[1]	$ 843	$ 6,792
Medicaid Overpayment [Member]
Cash and Cash Equivalents [Line Items]
Cash		$ 20	$ 1,500

[1]	Includes a Medicaid overpayment of $.02 million which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022 and a Medicaid overpayment of $1.5 million as of December 31, 2021.